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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Strategic Growth Fund, for the quarter ended June 30, 2009. This series has September 30 fiscal year end.

Date of reporting period: June 30, 2009

Item 1 – Schedule of Investments

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 11.5%
Hotels, Restaurants & Leisure 2.5%
Bally Technologies, Inc. *	78,150	$2,338,248
McDonald’s Corp.	139,500	8,019,855

		10,358,103

Internet & Catalog Retail 2.3%
Amazon.com, Inc. *	68,900	5,764,174
Netflix, Inc. * ρ	86,625	3,581,077

		9,345,251

Multiline Retail 1.5%
Family Dollar Stores, Inc.	218,600	6,186,380

Specialty Retail 5.2%
Bed Bath & Beyond, Inc. *	101,275	3,114,206
Best Buy Co., Inc.	74,275	2,487,470
GameStop Corp., Class A *	270,850	5,961,409
Lowe’s Cos.	319,710	6,205,571
O’Reilly Automotive, Inc. * ρ	106,725	4,064,088

		21,832,744

CONSUMER STAPLES 8.2%
Beverages 2.0%
PepsiCo, Inc.	155,475	8,544,906

Food Products 2.5%
General Mills, Inc.	107,550	6,024,951
Kellogg Co.	91,342	4,252,200

		10,277,151

Tobacco 3.7%
Philip Morris International, Inc.	348,722	15,211,254

ENERGY 10.3%
Energy Equipment & Services 3.3%
Cameron International Corp. *	71,750	2,030,525
Schlumberger, Ltd.	75,225	4,070,425
Transocean, Ltd. *	100,125	7,438,286

		13,539,236

Oil, Gas & Consumable Fuels 7.0%
Anadarko Petroleum Corp.	146,275	6,639,423
Apache Corp.	90,775	6,549,416
Chevron Corp.	80,625	5,341,406
Consol Energy, Inc.	112,975	3,836,631
Occidental Petroleum Corp.	103,800	6,831,078

		29,197,954

FINANCIALS 8.1%
Capital Markets 1.2%
Raymond James Financial, Inc.	86,275	1,484,793
Stifel Financial Corp. *	72,475	3,485,323

		4,970,116

Consumer Finance 1.9%
Visa, Inc., Class A	125,892	7,838,036

Diversified Financial Services 3.4%
Bank of America Corp.	575,100	7,591,320
JPMorgan Chase & Co.	195,925	6,683,002

		14,274,322

1

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.6%
Lincoln National Corp.	259,325	$4,462,983
MetLife, Inc.	72,625	2,179,476

		6,642,459

HEALTH CARE 12.5%
Biotechnology 4.1%
Genzyme Corp. *	120,750	6,722,152
Gilead Sciences, Inc. *	220,990	10,351,172

		17,073,324

Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	227,550	12,051,048

Health Care Providers & Services 3.9%
Express Scripts, Inc. *	68,625	4,717,969
UnitedHealth Group, Inc.	116,375	2,907,048
WellPoint, Inc. *	172,100	8,758,169

		16,383,186

Pharmaceuticals 1.6%
Bristol-Myers Squibb Co.	329,875	6,699,761

INDUSTRIALS 10.0%
Commercial Services & Supplies 1.5%
Waste Management, Inc.	217,375	6,121,280

Electrical Equipment 2.0%
Emerson Electric Co.	255,750	8,286,300

Machinery 0.5%
Joy Global, Inc.	66,175	2,363,771

Road & Rail 6.0%
Burlington Northern Santa Fe Corp.	120,525	8,863,409
Norfolk Southern Corp.	191,075	7,197,795
Union Pacific Corp.	172,050	8,956,923

		25,018,127

INFORMATION TECHNOLOGY 32.5%
Communications Equipment 3.8%
F5 Networks, Inc. *	82,725	2,861,458
QUALCOMM, Inc.	283,090	12,795,668

		15,657,126

Computers & Peripherals 10.2%
Apple, Inc. *	130,615	18,603,494
Hewlett-Packard Co.	163,850	6,332,803
International Business Machines Corp.	168,400	17,584,328

		42,520,625

Electronic Equipment, Instruments & Components 2.1%
Corning, Inc.	556,750	8,941,405

Internet Software & Services 3.8%
Google, Inc., Class A *	37,599	15,851,362

Semiconductors & Semiconductor Equipment 8.9%
Altera Corp.	509,775	8,299,137
Applied Materials, Inc.	753,650	8,267,541
Intel Corp.	679,695	11,248,952
Marvell Technology Group, Ltd. *	387,275	4,507,881
Xilinx, Inc. ρ	229,900	4,703,754

		37,027,265

2

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.7%
Oracle Corp.	447,520	$9,585,878
Symantec Corp. *	365,450	5,686,402

		15,272,280

MATERIALS 4.9%
Chemicals 0.9%
Monsanto Co.	50,850	3,780,189

Metals & Mining 4.0%
BHP Billiton, Ltd., ADR ρ	111,875	6,122,919
Freeport-McMoRan Copper & Gold, Inc.	130,475	6,538,102
United States Steel Corp.	107,825	3,853,665

		16,514,686

Total Common Stocks (cost $370,196,641)		407,779,647

SHORT-TERM INVESTMENTS 7.4%
MUTUAL FUND SHARES 7.4%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	851	851
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	2,516,858	2,516,858
Evergreen Institutional Money Market Fund, Class I, 0.25% q ρρ ø	27,983,626	27,983,626
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	497,638	497,638

Total Short-Term Investments (cost $30,998,973)		30,998,973

Total Investments (cost $401,195,614) 105.4%		438,778,620
Other Assets and Liabilities (5.4%)		(22,523,768)

Net Assets 100.0%		$416,254,852

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $410,487,412. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,755,603 and $8,464,395, respectively, with a net unrealized appreciation of $28,291,208.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

3

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$407,779,647	$0	$0	$407,779,647
Short-term	30,998,973	0	0	30,998,973

	$438,778,620	$0	$0	$438,778,620

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: August 28, 2009